CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Additional information required by IAS 7 (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	$ 206,928	$ 166,108
Cash Flows		16,041
Accrued interests		15,109
Exchange differences, currency translation adjustments and others		9,670
Balances at the end of the year		206,928
Current and Non-current Borrowings [Member]
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	206,928
Cash Flows	(30,391)
Accrued interests	13,974
Exchange differences, currency translation adjustments and others	9,689
Balances at the end of the year	200,200	206,928
Bank overdrafts
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	13,219	4,766
Cash Flows	(6,908)	10,924
Exchange differences, currency translation adjustments and others	(2,358)	(2,471)
Balances at the end of the year	3,953	13,219
Securities' caution - principal
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	419
Cash Flows	(313)	419
Exchange differences, currency translation adjustments and others	(106)
Balances at the end of the year		419
Bank and other financial entities loans - principal
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	95,552	98,863
Cash Flows	(21,481)	(9,228)
Exchange differences, currency translation adjustments and others	6,992	5,917
Balances at the end of the year	81,063	95,552
CDB Bank
Reconciliation of liabilities generated by financing activities
Exchange differences, currency translation adjustments and others	249
Notes - principal
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	55,171	33,669
Cash Flows	18,454	26,498
Exchange differences, currency translation adjustments and others	(3,303)	(4,996)
Balances at the end of the year	70,322	55,171
NDF
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	510	209
Cash Flows	(1,831)	(1,195)
Exchange differences, currency translation adjustments and others	1,848	1,496
Balances at the end of the year	527	510
Loans for purchase of equipment
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	5,705	4,354
Cash Flows	883	1,344
Exchange differences, currency translation adjustments and others	28	7
Balances at the end of the year	6,616	5,705
Accrued interests and related expenses
Reconciliation of liabilities generated by financing activities
Balances at the beginning of the year	36,352	24,247
Cash Flows	(19,195)	(12,721)
Accrued interests	13,974	15,109
Exchange differences, currency translation adjustments and others	6,588	9,717
Balances at the end of the year	$ 37,719	$ 36,352